INCOME TAX	12 Months Ended
Dec. 31, 2011
INCOME TAX

12. INCOME TAX

BCD is not subject to income or other taxes in Cayman Islands, and its subsidiaries are subject to taxes of the jurisdiction where they are located.

SIM-BCD, one of the Company’s’ PRC subsidiaries was entitled to a five-year tax holiday from PRC income tax for two years commencing from the first profit making year after utilizing all prior year tax losses and thereafter a 50% relief from PRC enterprise income tax for the next three years. On January 1, 2008, the new PRC Enterprise Income Tax Law (“New Law”), its implementation rules and Guofa 2007 No. 39 (“Circular 39”), took effect simultaneously. These new rules and regulations provide a uniform enterprise income tax rate for PRC enterprises of 25% and provide a transition period for preferential lower tax rates and tax holidays under the previous tax laws, regulations and relevant regulatory documents. According to the New Law and the implementation rules, SIM-BCD’s first profit making year was 2008 when it used all of the prior year tax loss carry forwards, and therefore is required to transition its enacted rate from 15% to 25%.

The New Law also allows state-encouraged High and New Technology Enterprises to be eligible for a reduced enterprise income tax rate of 15%. In December 2008, SIM-BCD obtained the certification of High and New Technology Enterprise, which has been renewed in 2011. The renewal will be effective for 3 years, from 2011 through 2013. If SIM-BCD continues qualifying as High and New Technology Enterprise, then its applicable tax rate would be 15% for 2014 and afterwards.

Another PRC subsidiary of the Company, BCD Shanghai, is also entitled to a five-year tax holiday as being a manufacturing enterprise established before the promulgation of the New Law. According to the New Law and Circular 39, BCD Shanghai is forced to enter into its first tax holiday exemption year in 2008. Because of changes in the company’s strategy and business needs, and upon obtaining the approval of dissolution on September 30, 2010,BCD Shanghai started its liquidation process in October 2010. As of December 31, 2011, the tax deregistration of BCD Shanghai was completed without penalty or owing corporate income taxes in arrears. Given the fact that its operating period is less than 10 years, BCD Shanghai can’t be entitled to the tax holiday in accordance with the tax law.

As a result of the implementation of the New Law and regulations, the applicable tax rates for SIM-BCD and BCD Shanghai are as follows:

	SIM-BCD	BCD Shanghai
2008 and 2009	—	—
2010	11.0%	25.0%
2011	12.0%	25.0%
2012	12.5%	NA
2013	15.0%	NA
2014 and thereafter	25.0%	NA

BCD (Shanghai) ME, established in November 2009, commenced its operation in July 2010, and is subject to a tax rate of 25% in 2010 and 2011. The Company intends to qualify BCD (Shanghai) ME as a High and New Technology Enterprise, but currently there is no guarantee that it will be able to obtain this qualification.

BCD’s other subsidiaries are subject to respective local income tax laws, including those of the United States of America, the Republic of China (Taiwan) and Hong Kong. The Company acquired Auramicro in June 2011,which was incorporated in Cayman Islands and is not subject to income or other taxes in Cayman Island. Auramicro’s Taiwan and Shenzhen office are subject to local taxes. By the end of December 2011, the Shenzhen office was liquidated without any liability for local income tax in arrears or penalty.

The Company adopted the provisions of ASC Topic 740, “Income Taxes,” and assessed the likelihood of favorable or unfavorable results of each tax position (including the potential application of interest and penalties) based on technical merits and the presumption that the tax position would be examined by the appropriate taxing authority that has full knowledge of all relevant information. As of December 31, 2011, the Company had not recorded any tax liability based on the results of its assessment.

According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitations can be extended to five years under special circumstances, which are not clearly defined (but an underpayment of tax liability exceeding RMB100,000 is specifically listed as a special circumstance). In the case of a related party transaction, the statute of limitations is 10 years. There is no statute of limitation in the case of tax evasion. Based on the aforementioned tax law, BCD’s PRC subsidiaries are subject to tax examination in respect to past years at the tax authority’s discretion. The tax returns from 2005 to 2007 of SIM-BCD were examined by the tax authority resulting in no significant tax liability.

Income (loss) before income taxes consisted of:

	Years Ended December 31
	2009	2010	2011
Cayman Islands	$(2,864,035)	$(2,187,760)	$(191,712)
Foreign	9,195,081	23,899,217	14,596,229

Total income before income taxes	$6,331,046	$21,711,457	$14,404,517

Income tax expense (benefit) consisted of:

	Years Ended December 31
	2009	2010	2011
Current	$29,513	$1,126,989	$1,024,279
Deferred	(606,562)	147,355	(88,952)

Income tax expense (benefit)	$(577,049)	$1,274,344	$935,327

Subsidiaries of BCD file separate income tax returns. A reconciliation of the significant differences between the statutory income tax rate in China and the effective income tax rate on pretax income or loss is as follows:

	Years Ended December 31
	2009	2010	2011
Statutory tax rate	25.00%	25.00%	25.00%
Effect of different tax rates in different jurisdictions	18.53%	0.60%	4.19%
Income exempted or (expense not deductible) for tax purpose	20.29%	(9.20%)	(8.87%)
Effect of additional deduction of research and development expense for tax purposes	(10.39%)	(3.79%)	(5.77%)
Benefit of tax holiday	(64.91%)	(8.01%)	(8.12%)
Effect of tax rate change	4.08%	(0.01%)	0.01%
Change in valuation allowance	0.11%	1.30%	(0.12%)
Others	(1.82%)	(0.02%)	0.17%

Effective tax rate	(9.11%)	5.87%	6.49%

Major factors driving a lower effective tax rate includes:

•

Effect of different tax rates in different jurisdictions represents the net impact on the statutory tax rate derived from the overall income or loss of non-PRC entities, substantially the parent company and the Hong Kong subsidiary.

•

Income exempted or expense not deductible for tax purposes: represents the tax impact of the differences between financial and taxable income under the applicable tax law in each jurisdiction, primarily consisting of the exempted offshore income of the subsidiary.

•

Benefit of tax holiday represents the impact of the five-year tax holiday granted to SIM-BCD on the effective tax rate. In 2010, the tax holiday benefit decreased significantly as SIM-BCD, which was exempt from PRC income tax in 2008 and 2009, received more limited, 50% relief from PRC income tax in 2010 and 2011 as a result of the tax rate transitional relief regulation.

•

Effect of additional deduction of research and development expenses represents the tax impact of 50% additional deduction based on the research and development expense permitted by PRC tax authorities while filing annual income tax in accordance with PRC income tax and its implement regulations.

The components of deferred tax assets and liabilities were as follows:

	December 31
	2010	2011
Deferred tax assets
Loss carry forward	$751,228	$213,984
Inventory reserves	264,296	380,613
Accruals	429,913	352,232
Impairment of investment	—	138,214
Others	103,105	134,100

Total deferred tax assets	1,548,542	1,219,143
Valuation allowance	(793,028)	(331,876)

Deferred tax assets, net of valuation allowance	755,514	887,267

Deferred tax liabilities – Gain on valuation of financial instrument	(91,427)	(97,907)

Net deferred income tax assets	$664,087	$789,360

Deferred tax assets
Current	$633,524	$622,424

Non-current	$30,563	$166,936

The valuation allowance relates to temporary differences for which the Company believes that realization is not more likely than not. The valuation allowance increased by $311,271 in 2010 mainly due to the loss carry forward generated by BCD Shanghai and BCD Shanghai ME’s operations, and decreased by $461,152 in 2011, due to the dissolution of BCD Shanghai which resulted in the elimination of related loss carry forwards, which had been previously been fully provided for. As of December 31, 2011, the net operating loss carry forward resulting from BCD Shanghai ME amounted to $855,936. The PRC net operating loss carry forward will expire in 2015 through 2016 if not utilized. The Company estimated the loss carry forward would not be realized and made a provision at full amount of the related deferred tax assets.

Aggregate undistributed earnings of the Company’s subsidiaries located in the PRC and Taiwan that are available for distribution at December 31, 2011 are considered to be indefinitely reinvested and accordingly, no provision has been made for the dividend withholding taxes that would be payable upon the distribution of those amounts to the parent company. As of December 31, 2011, the undistributed earnings of those subsidiaries amounted to $27.1 million.

The aggregate amount and per share effect for the tax holiday in 2011 are as follows:

2011
The aggregate dollar effect	$1,169,034

Per share effect—basic—ordinary shares	$0.01

Per share effect—diluted—ordinary shares	$0.01

Per share effect—basic—convertible preference shares	$0.01

Per share effect—diluted—convertible preference shares	$0.01